SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Analysis of income and expense [abstract]
Selling expenses	$ 74,722	$ 55,497
Administrative expenses	179,580	218,537
Distribution expenses	135,049	116,735
Selling, general and administrative expenses	$ 389,351	$ 390,769